Commitments And Contingencies (Summary Of Future Minimum Rentals Under Non-Cancellable Operating Leases) (Details) (USD $)	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 193,941
2014	$ 80,809